Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Goodwill Rollforward

($ millions)	2020	2019
Goodwill, beginning of year	230.9	244.0
Saskatchewan gas infrastructure asset disposition	(6.4)	—
Southeast Saskatchewan asset dispositions	—	(13.1)
Other dispositions	(1.2)	—
Goodwill, end of year	223.3	230.9